OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS	NOTE 3 – OTHER CURRENT ASSETS
	December 31,
	2022	2021

Prepaid expenses and advances to vendors	223,238	173,835
Government Institutions	24,132	52,417
Other current assets	247,370	226,252